COVER LETTER

April 16, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds
(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds is a Preliminary Information Statement pursuant to (1) Rule 20a-1 of the Investment Company Act of 1940, as amended, and (2) Section 14(c) of the Securities Exchange Act of 1934, as amended, including Rule 14c-101 and Schedule 14A promulgated thereunder.

Please address any questions or comments you may have to the undersigned at (413) 744-6602.

Respectfully submitted,

/s/Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MassMutual Select Funds